The Company, basis of presentation and significant accounting policies - Capitalized interest (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Capitalized Interest
Interest cost capitalized	€ 2,149	€ 2,500	€ 2,240
Capitalisation rate of borrowing costs eligible for capitalisation	2.24%	2.88%	4.52%